LOANS AND BORROWINGS - Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Jun. 18, 2021 EUR (€)	Mar. 24, 2021 EUR (€)	Mar. 23, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Changes from financing cash flows
Proceeds from the issuance of new shares					€ 297,690,000		€ 160,557,000		€ 250,909,000
Cash received from merger with CIIG		€ 534,413,000			534,413,000		0		0
Proceeds from the issuance of shares to warrant holders					188,013,000
Proceeds from exercise of employee share option plan					1,228,000		0		0
Change in fair value of embedded derivatives					29,957,000		0		0
Warrants issued by Arrival		176,575,000			176,575,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants	€ 82,951,028			€ 19,221,515	102,173,000	$ 102,173	0	$ 0	0	$ 0
Reduction of capital of Arrival					0
Equity-settled share-based payments					4,387,000		24,747,000
Fair value of shares issued		€ 1,346,908,781			1,346,909,000
Treasury shares					(1,017,000)
Interest on leases					8,326,000		4,733,000		2,574,000
Total non-current lease liabilities				399,012,000	399,012,000		87,907,000
Total current loans and borrowings				12,600,000	12,600,000		4,255,000
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					0		0
Changes from financing cash flows
Payment of lease liabilities					0		0
Payment of interest					0		0
Proceeds from the issuance of new shares					0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					0
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					275,923,000
Transaction costs for convertible notes					(751,000)
Total changes from financing cash flows					275,172,000		0
The effects of changes in foreign exchange rates					(825,000)		0
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							0
Embedded derivative separation from convertible notes					(135,562,000)
Change in fair value of embedded derivatives					0
Warrants issued by Arrival					0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					0
Warrants exercised					0
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					0
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable					2,787,000
Interest on leases					0		0
New leases					0		0
Modification of leases					0		0
Cancellation of leases					0
Lease prepayments of 2020					0
Total of other changes					(132,775,000)		0
Balance as of end of the year				141,572,000	141,572,000		0		0
Total non-current lease liabilities				140,527,000	140,527,000		0
Interest payable				1,045,000	1,045,000		0
Embedded derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					0		0
Changes from financing cash flows
Payment of lease liabilities					0		0
Payment of interest					0		0
Proceeds from the issuance of new shares					0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					0
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					0
Transaction costs for convertible notes					0
Total changes from financing cash flows					0		0
The effects of changes in foreign exchange rates					(798,000)		0
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							0
Embedded derivative separation from convertible notes					135,562,000
Change in fair value of embedded derivatives					(29,957,000)
Warrants issued by Arrival					0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					0
Warrants exercised					0
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					0
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable					0
Interest on leases					0		0
New leases					0		0
Modification of leases					0		0
Cancellation of leases					0
Lease prepayments of 2020					0
Total of other changes					105,605,000		0
Balance as of end of the year				104,807,000	104,807,000		0		0
Total non-current lease liabilities				104,807,000	104,807,000		0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					92,162,000		22,988,000
Changes from financing cash flows
Payment of lease liabilities					(3,403,000)		(2,371,000)
Payment of interest					(7,522,000)		(4,324,000)
Proceeds from the issuance of new shares					0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					0
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					0
Transaction costs for convertible notes					0
Total changes from financing cash flows					(10,925,000)		(6,695,000)
The effects of changes in foreign exchange rates					8,099,000		(3,438,000)
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							0
Embedded derivative separation from convertible notes					0
Change in fair value of embedded derivatives					0
Warrants issued by Arrival					0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					0
Warrants exercised					0
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					0
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable					0
Interest on leases					8,326,000		4,733,000
New leases					72,491,000		49,990,000
Modification of leases					63,000		24,584,000
Cancellation of leases					(3,966,000)
Lease prepayments of 2020					(1,017,000)
Total of other changes					75,897,000		79,307,000
Balance as of end of the year				165,233,000	165,233,000		92,162,000		22,988,000
Total non-current lease liabilities				153,678,000	153,678,000		87,907,000
Current portion of lease liabilities				11,555,000	11,555,000		4,255,000
Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					0
Changes from financing cash flows
Payment of lease liabilities
Payment of interest
Proceeds from the issuance of new shares					0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					(6,000)
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					0
Transaction costs for convertible notes					0
Total changes from financing cash flows					(6,000)
The effects of changes in foreign exchange rates					(1,762,000)
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							0
Warrants issued by Arrival					176,575,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					(102,173,000)
Warrants exercised					(69,443,000)
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					0
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable
Interest on leases
New leases							0
Modification of leases					0		0
Cancellation of leases
Lease prepayments of 2020
Total of other changes					4,959,000		0
Balance as of end of the year				3,191,000	3,191,000		0
Share capital/premium
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					527,642,000		367,085,000
Changes from financing cash flows
Payment of lease liabilities					0		0
Payment of interest					0		0
Proceeds from the issuance of new shares					297,690,000		160,500,000
Proceeds from borrowings							12,396,000
Repayment of borrowings							(12,396,000)
Cash received from merger with CIIG					534,413,000
Cash paid for redemption of public warrants
Proceeds from the issuance of shares to warrant holders					118,570,000
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					0
Transaction costs for convertible notes					0
Total changes from financing cash flows					950,673,000		160,500,000
The effects of changes in foreign exchange rates					0		0
Contribution by Kinetik without the issuance of shares							57,000
Restrictive Share Plan To Employees							0
Warrants issued by Arrival					0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					3,702,874,000
Change in fair value of warrants
Warrants exercised					204,000
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					75,232,000
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable					0
Interest on leases					0
New leases					0		0
Modification of leases					0		0
Cancellation of leases					0
Lease prepayments of 2020					0
Total of other changes					3,778,310,000		57,000
Balance as of end of the year				5,256,625,000	5,256,625,000		527,642,000		367,085,000
Total liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					92,162,000		22,988,000
Changes from financing cash flows
Payment of lease liabilities					(3,403,000)		(2,371,000)
Payment of interest					(7,522,000)		(4,324,000)
Proceeds from the issuance of new shares					0		0
Proceeds from borrowings							0
Repayment of borrowings							0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					(6,000)
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					275,923,000
Transaction costs for convertible notes					(751,000)
Total changes from financing cash flows					264,241,000		(6,695,000)
The effects of changes in foreign exchange rates					4,714,000		(3,438,000)
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							0
Embedded derivative separation from convertible notes					0
Change in fair value of embedded derivatives					(29,957,000)
Warrants issued by Arrival					176,575,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					(102,173,000)
Warrants exercised					(69,443,000)
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					0
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable					2,787,000
Interest on leases					8,326,000		4,733,000
New leases					72,491,000		49,990,000
Modification of leases					63,000		24,584,000
Cancellation of leases					(3,966,000)
Lease prepayments of 2020					(1,017,000)
Total of other changes					53,686,000		79,307,000
Balance as of end of the year				414,803,000	414,803,000		92,162,000		22,988,000
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					0		0
Changes from financing cash flows
Payment of lease liabilities					0		0
Payment of interest					(272,000)		(51,000)
Proceeds from the issuance of new shares					0		0
Proceeds from borrowings							0
Repayment of borrowings							0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					0
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					0
Issuance of convertible notes					0
Transaction costs for convertible notes					0
Total changes from financing cash flows					(272,000)		(51,000)
The effects of changes in foreign exchange rates					0		0
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							0
Warrants issued by Arrival					0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					0
Warrants exercised					0
Reduction of capital of Arrival					0
Equity-settled share-based payments					0		0
Fair value of shares issued					0
Treasury shares					0
Allocation of treasury shares to employees					0
Interest payable					272,000
Interest on leases					0
New leases					0		0
Modification of leases					0		0
Cancellation of leases					0
Lease prepayments of 2020					0
Total of other changes					272,000		51,000
Balance as of end of the year				0	0		0		0
Other reserves
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					51,425,000		7,035,000
Changes from financing cash flows
Payment of lease liabilities					0		0
Payment of interest							0
Proceeds from the issuance of new shares					0		0
Proceeds from borrowings							0
Repayment of borrowings							0
Cash received from merger with CIIG					0
Cash paid for redemption of public warrants					0
Proceeds from the issuance of shares to warrant holders					0
Proceeds from exercise of employee share option plan					1,228,000
Issuance of convertible notes					0
Transaction costs for convertible notes					0
Total changes from financing cash flows					1,228,000		0
The effects of changes in foreign exchange rates					28,970,000		(7,757,000)
Contribution by Kinetik without the issuance of shares							0
Restrictive Share Plan To Employees							27,400,000
Warrants issued by Arrival					0
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					(3,702,874,000)
Change in fair value of warrants					0
Warrants exercised					69,239,000
Reduction of capital of Arrival			€ 30,000
Equity-settled share-based payments					4,387,000		24,747,000
Fair value of shares issued					737,264,000
Treasury shares					(1,017,000)
Allocation of treasury shares to employees					73,000
Interest payable					0
Interest on leases					0
New leases					0		0
Modification of leases					0		0
Cancellation of leases					0
Lease prepayments of 2020					0
Total of other changes					(2,892,898,000)		52,147,000
Balance as of end of the year				(2,811,275,000)	(2,811,275,000)		51,425,000		7,035,000
Movement in Liabilities To Cash Flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year					671,229,000		397,108,000
Changes from financing cash flows
Payment of lease liabilities					(3,403,000)		(2,371,000)
Payment of interest					(7,794,000)		(4,375,000)
Proceeds from the issuance of new shares					297,690,000		160,500,000
Proceeds from borrowings							12,396,000
Repayment of borrowings							(12,396,000)
Cash received from merger with CIIG					534,413,000
Cash paid for redemption of public warrants					(6,000)
Proceeds from the issuance of shares to warrant holders					118,570,000
Proceeds from exercise of employee share option plan					1,228,000
Issuance of convertible notes					275,923,000
Transaction costs for convertible notes					(751,000)
Total changes from financing cash flows					1,215,870,000		153,754,000
The effects of changes in foreign exchange rates					33,684,000		(11,195,000)
Contribution by Kinetik without the issuance of shares							57,000
Restrictive Share Plan To Employees							27,400,000
Warrants issued by Arrival					176,575,000
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival					0
Change in fair value of warrants					(102,173,000)
Warrants exercised					0
Reduction of capital of Arrival					30,000
Equity-settled share-based payments					4,387,000		24,747,000
Fair value of shares issued					812,496,000
Treasury shares					(1,017,000)
Allocation of treasury shares to employees					73,000
Interest payable					3,059,000
Interest on leases					8,326,000
New leases					72,491,000		49,990,000
Modification of leases					63,000		24,584,000
Cancellation of leases					(3,966,000)
Lease prepayments of 2020					(1,017,000)
Total of other changes					939,370,000		131,562,000
Balance as of end of the year				€ 2,860,153,000	€ 2,860,153,000		€ 671,229,000		€ 397,108,000